Provisions - Movement (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Movements in provisions
Opening balance	£ 12,644	£ 5,359	£ 4,802
Reassessment of provisions	68	1,551
Additional provisions recognized	291	5,734	557
Closing balance	13,003	12,644	5,359
Non-current provisions	(89)	(11,586)	(4,589)
Current provisions	12,914	1,058	770
Other provision
Movements in provisions
Opening balance	1,143	851	722
Reassessment of provisions	97	292
Additional provisions recognized			129
Closing balance	1,240	1,143	851
Non-current provisions	(89)
Current provisions	£ 1,151
Other provision | Minimum
Movements in provisions
Remaining term on leased properties	3 months
Other provision | Maximum
Movements in provisions
Remaining term on leased properties	15 months
Tax
Movements in provisions
Opening balance	£ 11,501	4,508	4,080
Reassessment of provisions	(29)	1,259
Additional provisions recognized	291	5,734	428
Closing balance	11,763	£ 11,501	£ 4,508
Current provisions	£ 11,763